EATON VANCE INCOME FUND OF BOSTON
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                            Telephone: (617) 482-8260
                            Telecopy: (617) 338-8054


                                  CERTIFICATION



     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Income Fund of Boston (the "Registrant") (1933 Act File No. 2-42722) certifies (a) that the forms of prospectus and statement of additional information supplements dated August 1, 2003 used with respect to Eaton Vance Income Fund of Boston, a series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 56 ("Amendment No. 56") to the Registrant's Registration Statement on Form N-1A and (b) that Amendment No. 56 was filed electronically with the Commission (Accession No. 0000940394-03-000593) on July 31, 2003.


                                     EATON VANCE INCOME FUND OF BOSTON


                                     By: /s/ Alan R. Dynner
                                         ------------------------------------
                                          Alan R. Dynner, Esq.
                                          Secretary


Dated:  August 1, 2003